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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          8/13/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              63
                                        --------------------

Form 13F Information Table Value Total:         $47,812
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                   Form 13-F
                                                   6/30/2012

                              Name of Reporting Manager: Drexel Morgan & Co.


        COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- --------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                       VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- --------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
3M CO                      COM            88579Y101     67          750    SH       DEFINED                                    750
3M CO                      COM            88579Y101    161        1,800    SH       SOLE                                     1,800
ABBOTT LABS                COM            002824100    269        4,175    SH       DEFINED                                  4,175
ABBOTT LABS                COM            002824100    106        1,650    SH       SOLE                                     1,650
AIR PRODS & CHEMS INC      COM            009158106    233        2,890    SH       DEFINED                                  2,890
AMERICAN TOWER CORP NEW    COM            03027X100    278        3,970    SH       DEFINED                                  3,970
APPLE INC                  COM            037833100  2,643        4,526    SH       DEFINED                                  4,526
AT&T INC                   COM            00206R102    518       14,521    SH       DEFINED                                 14,521
AT&T INC                   COM            00206R102     94        2,650    SH       SOLE                                     2,650
BECTON DICKINSON AND CO    COM            075887109    299        4,000    SH       DEFINED                                  4,000
BERKSHIRE HATHAWAY INC
 DEL                       CL B NEW       084670702    254        3,050    SH       DEFINED                                  3,050
BERKSHIRE HATHAWAY INC
 DEL                       CL B NEW       084670702     42          500    SH       SOLE                                       500
BRISTOL MYERS SQUIBB CO    COM            110122108    457       12,716    SH       DEFINED                                 12,716
BUCKEYE PARTNERS LP        UNIT LTD PARTN 118230101    209        4,000    SH       DEFINED                                  4,000
CHEVRON CORP NEW           COM            166764100     75          715    SH       DEFINED                                    715
CHEVRON CORP NEW           COM            166764100    211        2,000    SH       SOLE                                     2,000
COCA COLA CO               COM            191216100     85        1,092    SH       DEFINED                                  1,092
COCA COLA CO               COM            191216100    454        5,800    SH       SOLE                                     5,800
COLGATE PALMOLIVE CO       COM            194162103    420        4,039    SH       DEFINED                                  4,039
COLGATE PALMOLIVE CO       COM            194162103    216        2,075    SH       SOLE                                     2,075
CONOCOPHILLIPS             COM            20825C104    421        7,526    SH       DEFINED                                  7,526
CVS CAREMARK CORP          COM            126650100    464        9,928    SH       DEFINED                                  9,928
DISNEY WALT CO             COM DISNEY     254687106    300        6,176    SH       DEFINED                                  6,176
DU PONT E I DE NEMOURS &
 CO                        COM            263534109    202        4,000    SH       SOLE                                     4,000
EMC CORP MASS              COM            268648102    328       12,780    SH       DEFINED                                 12,780
EMERSON ELECTRIC CO        COM            291011104    363        7,783    SH       DEFINED                                  7,783
EXXON MOBIL CORP           COM            30231G102    950       11,108    SH       DEFINED                                 11,108
EXXON MOBIL CORP           COM            30231G102    390        4,550    SH       SOLE                                     4,550
GILEAD SCIENCES INC        COM            375558103    209        4,080    SH       DEFINED                                  4,080
INTERNATIONAL BUSINESS
 MACHS                     COM            459200101    288        1,475    SH       DEFINED                                  1,475
INTERNATIONAL BUSINESS
 MACHS                     COM            459200101    415        2,120    SH       SOLE                                     2,120
ISHARES INC                MSCI CDA INDEX 464286509  1,225       47,400    SH       DEFINED               47,400                 0
ISHARES TR                 RUSSELL1000VAL 464287598  4,673       68,503    SH       DEFINED                                 68,503
ISHARES TR                 RUSSELL1000GRW 464287614  2,586       40,902    SH       DEFINED                                 40,902
ISHARES TR                 RUSSELL 2000   464287655    691        8,687    SH       DEFINED                                  8,687
JOHNSON & JOHNSON          COM            478160104  1,033       15,289    SH       DEFINED                                 15,289
JOHNSON & JOHNSON          COM            478160104    291        4,300    SH       SOLE                                     4,300
JPMORGAN ALERIAN MLP ETN   ALERIAN ML ETN 46625H365    510       13,160    SH       DEFINED                                 13,160
JPMORGAN CHASE & CO        COM            46625H100    241        6,736    SH       DEFINED                                  6,736
JPMORGAN CHASE & CO        COM            46625H100     71        2,000    SH       SOLE                                     2,000
KIMBERLY CLARK CORP        COM            494368103    899       10,726    SH       DEFINED                                 10,726
MCDONALDS CORP             COM            580135101    361        4,081    SH       DEFINED                                  4,081
MEDICIS PHARMACEUTICAL
 CORP                      CL A NEW       584690309    260        7,612    SH       DEFINED                                  7,612
MEDTRONIC INC              COM            585055106    181        4,679    SH       DEFINED                                  4,679
MEDTRONIC INC              COM            585055106     20          525    SH       SOLE                                       525
MERCK & CO INC NEW         COM            58933Y105    325        7,774    SH       DEFINED                                  7,774
MERCK & CO INC NEW         COM            58933Y105     24          576    SH       SOLE                                       576
MICROSOFT CORP             COM            594918104    256        8,384    SH       DEFINED                                  8,384
MICROSOFT CORP             COM            594918104    114        3,740    SH       SOLE                                     3,740
NORTHERN TR CORP           COM            665859104    405        8,801    SH       DEFINED                                  8,801
NOVARTIS AG                SPONSORED ADR  66987V109    346        6,190    SH       DEFINED                                  6,190
NUVEEN MTG OPPORTUNITY
 TERM                      COM            670735109    323       13,261    SH       DEFINED                                 13,261
PEPSICO INC                COM            713448108    580        8,210    SH       DEFINED                                  8,210
PEPSICO INC                COM            713448108    177        2,500    SH       SOLE                                     2,500
PIMCO ETF TR               ENHAN SHRT MAT 72201R833  1,570       15,535    SH       DEFINED                                 15,535
POWERSHARES ETF TR II      SENIOR LN PORT 73936Q769    364       14,935    SH       DEFINED                                 14,935
POWERSHARES ETF TR II      S&P500 LOW VOL 73937B779  1,943       70,435    SH       DEFINED                                 70,435
POWERSHARES QQQ TRUST      UNIT SER 1     73935A104    642       10,000    SH       SOLE                                    10,000
PRECISION CASTPARTS CORP   COM            740189105    255        1,550    SH       DEFINED                                  1,550
PROCTER & GAMBLE CO        COM            742718109    721       11,765    SH       DEFINED                                 11,765
PROCTER & GAMBLE CO        COM            742718109    207        3,387    SH       SOLE                                     3,387
QUALCOMM INC               COM            747525103    235        4,220    SH       DEFINED                                  4,220
QUALCOMM INC               COM            747525103     56        1,000    SH       SOLE                                     1,000
SCHLUMBERGER LTD           COM            806857108    356        5,484    SH       DEFINED                                  5,484
SCHLUMBERGER LTD           COM            806857108     65        1,000    SH       SOLE                                     1,000
SELECT SECTOR SPDR TR      SBI INT-FINL   81369Y605    146       10,000    SH       SOLE                                    10,000
SPDR S&P 500 ETF TR        TR UNIT        78462F103   1617       11,877    SH       SOLE                                    11,877
SPDR SERIES TRUST          S&P DIVID ETF  78464A763    800       14,368    SH       DEFINED                                 14,368
SYSCO CORP                 COM            871829107    471       15,811    SH       DEFINED                                 15,811
T ROWE PRICE GROUP INC     COM            74144T108    250        3,970    SH       DEFINED                                  3,970
TARGET CORP                COM            87612E106    152        2,620    SH       DEFINED                                  2,620
TARGET CORP                COM            87612E106     58        1,000    SH       SOLE                                     1,000
TEXAS INSTRUMENTS INC      COM            882508104    252        8,795    SH       DEFINED                                  8,795
TRAVELERS COS INC          COM            89417E109    448        7,013    SH       DEFINED                                  7,013
UNION PACIFIC CORP         COM            907818108    239        2,000    SH       DEFINED                                  2,000
VANGUARD BOND INDEX FD
 INC                       TOTAL BND MRKT 921937835  2,512       29,774    SH       DEFINED                                 29,774
VANGUARD INTL EQUITY
 INDEX F                   FTSE SMCAP ETF 922042718    513        6,300    SH       DEFINED                                  6,300
VANGUARD INTL EQUITY
 INDEX F                   ALLWRLD EX US  922042775  1,911       46,630    SH       DEFINED                                 46,630
VANGUARD SPECIALIZED
 PORTFOL                   DIV APP ETF    921908844  3,940       69,507    SH       DEFINED                                 69,507
VERIZON COMMUNICATIONS
 INC                       COM            92343V104    290        6,525    SH       DEFINED                                  6,525
VERIZON COMMUNICATIONS
 INC                       COM            92343V104    133        3,000    SH       SOLE                                     3,000
WELLS FARGO & CO NEW       COM            949746101    164        4,914    SH       DEFINED                                  4,914
WELLS FARGO & CO NEW       COM            949746101    100        3,000    SH       SOLE                                     3,000
WISDOMTREE TRUST           DEFA FD        97717W703    387        9,350    SH       DEFINED                                  9,350
TOTALS                                              47,812      838,246